Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of Issued and Fully Paid Share Capital	Issued and fully paid share capital
	2022	2021
	Number ’000	Number ’000	2022 £’000	2021 £’000

Class A ordinary shares of $0.0001 per share	768,798	112,010	55	8
Class C ordinary shares of $0.0001 per share	-	640,924	-	47
	768,798	752,934	55	55

Schedule of Classes of Share Capital	The share capital numbers above are before giving effect to the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.
	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000

At December 31, 2020	-	266,120	181,250

Acquisition of subsidiaries	-	5,365	65,348
Warrants exercised	-	11,967	-
Recapitalization at the Transaction
- Group restructuring	49	70,086	174,236
- PIPE share issuance	6	583,936	-
- Transaction costs	-	(34,888)	-

At December 31, 2021	55	902,586	420,834

Acquisition of subsidiaries	-	23,051	-

At December 31, 2022	55	925,637	420,834